John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
Phone: 913.660.0778 Fax: 913.660.9157
john.lively@1940actlawgroup.com

March 5, 2015

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:    The Registration Statement filed on Form N-14 for World Funds Trust

Ladies and Gentlemen:

Enclosed herewith for filing is a Form N-14 Registration Statement (combined proxy statement/prospectus) relating to the proposed reorganization of the Toreador Core Fund, a series of Unified Series Trust (the “Predecessor Fund”) with and into the Toreador Core Fund, a newly created series of the Trust (the “Successor Fund”). The closing of the reorganization is expected to be on or about May 8, 2015. Note that a 485(a) filing to establish the Successor Fund as a series of the Trust was made on February 9, 2015.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

/s/ John H. Lively

On behalf of The Law Offices of John H. Lively & Associates, Inc.